19. LEASES (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases Details
2017	$ 345,403	$ 345,403	$ 243,269
2018	1,306,473	1,306,473	184,820
2019	1,329,613	1,329,613	110,446
2020	1,433,403	1,433,403
2021	1,449,019	1,449,019
Thereafter	4,675,844	4,675,844
Total	10,539,756	10,539,756	538,535
Rent expense	$ 314,959	$ 506	$ 220,426	$ 226,212